Cash and cash equivalents (Tables)	3 Months Ended
Mar. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Summary of Cash and Cash Equivalents

	March 31, 2021	December 31, 2020
	€m	€m
Cash and cash equivalents	427.7	393.1
Restricted cash	25.9	0.1
Cash and cash equivalents	453.6	393.2
Bank overdraft	(0.6)	(10.7)
Cash and cash equivalents per Statement of Cash Flows	453.0	382.5